ACCOUNTS AND OTHER RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Retention balance, current	$ 513	$ 435
Construction operations
Disclosure of financial assets [line items]
Retention balance, current	$ 145	$ 142